First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 25.8%
	Banks – 5.2%
163,706	Banco Santander S.A., Series 6, 3 Mo. LIBOR + 0.52% (a)	4.00%	(b)	$3,958,411
358,009	Bank of America Corp., Series CC	6.20%	(b)	9,369,096
99,940	Bank of America Corp., Series GG	6.00%	(b)	2,773,335
188,455	Bank of America Corp., Series HH	5.88%	(b)	5,188,166
940,791	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (a)	8.14%	10/30/40	26,511,490
218,078	Citigroup, Inc., Series K (c)	6.88%	(b)	6,337,347
740,994	Fifth Third Bancorp, Series A	6.00%	(b)	20,318,055
103,173	Fifth Third Bancorp, Series I (c)	6.63%	(b)	3,016,779
2,742,867	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (a)	7.69%	02/15/40	73,097,406
1,056,082	Huntington Bancshares, Inc., Series D	6.25%	(b)	27,711,592
187,197	ING Groep N.V.	6.13%	(b)	4,928,897
153,060	JPMorgan Chase & Co., Series AA	6.10%	(b)	3,907,622
1,035	JPMorgan Chase & Co., Series DD	5.75%	(b)	28,421
93,891	KeyCorp, Series E (c)	6.13%	(b)	2,827,058
56,215	KeyCorp, Series G	5.63%	(b)	1,526,799
1,011,858	People’s United Financial, Inc., Series A (c)	5.63%	(b)	28,908,783
560,364	Regions Financial Corp., Series A	6.38%	(b)	14,502,220
56,875	Synovus Financial Corp., Series D (c)	6.30%	(b)	1,561,788
564,246	Synovus Financial Corp., Series E (c)	5.88%	(b)	15,166,932
67,373	Valley National Bancorp, Series A (c)	6.25%	(b)	1,924,847
128,885	Valley National Bancorp, Series B (c)	5.50%	(b)	3,407,719
48,602	Wells Fargo & Co., Series O	5.13%	(b)	1,231,575
3,765	Wells Fargo & Co., Series P	5.25%	(b)	95,706
251,136	Wells Fargo & Co., Series V	6.00%	(b)	6,534,559
43,543	Wells Fargo & Co., Series W	5.70%	(b)	1,129,505
124,612	Wells Fargo & Co., Series X	5.50%	(b)	3,239,912
5,686	Wells Fargo & Co., Series Y	5.63%	(b)	150,679
68,067	Western Alliance Bancorp	6.25%	07/01/56	1,797,649
193,418	Wintrust Financial Corp., Series D (c) (d)	6.50%	(b)	5,835,421
				276,987,769
	Capital Markets – 2.6%
500,888	Affiliated Managers Group, Inc.	5.88%	03/30/59	13,719,322
451,960	Apollo Global Management, Inc., Series B	6.38%	(b)	12,288,793
678,876	Goldman Sachs Group (The), Inc., Series K (c)	6.38%	(b)	19,626,305
332,643	Morgan Stanley, Series E (c)	7.13%	(b)	9,796,336
1,628,099	Morgan Stanley, Series F (c)	6.88%	(b)	46,824,127
318,227	Oaktree Capital Group LLC, Series A	6.63%	(b)	8,690,780
430,332	Oaktree Capital Group LLC, Series B	6.55%	(b)	11,946,016
445,956	State Street Corp., Series G (c)	5.35%	(b)	12,723,125
113,299	Stifel Financial Corp., Series A	6.25%	(b)	3,045,477
				138,660,281
	Consumer Finance – 0.1%
261,111	Capital One Financial Corp., Series I	5.00%	(b)	6,671,386
	Diversified Financial Services – 0.7%
479,571	Equitable Holdings, Inc., Series A	5.25%	(b)	12,588,739
862,994	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	24,017,123
				36,605,862
	Diversified Telecommunication Services – 1.1%
1,022,137	Qwest Corp.	6.88%	10/01/54	26,616,448
65,494	Qwest Corp.	6.63%	09/15/55	1,678,611
359,007	Qwest Corp.	6.50%	09/01/56	9,244,430

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services (Continued)
840,471	Qwest Corp.	6.75%	06/15/57	$22,037,150
				59,576,639
	Electric Utilities – 0.4%
216,460	NextEra Energy Capital Holdings, Inc., Series N	5.65%	03/01/79	5,989,448
245,979	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	6,306,902
294,470	SCE Trust V, Series K (c)	5.45%	(b)	7,294,022
75,050	Southern (The) Co.	5.25%	12/01/77	1,990,326
				21,580,698
	Equity Real Estate Investment Trusts – 2.1%
470,797	American Homes 4 Rent, Series D	6.50%	(b)	12,447,873
1,068,147	American Homes 4 Rent, Series E	6.35%	(b)	28,498,162
337	Colony Capital, Inc., Series I	7.15%	(b)	8,064
557,502	Colony Capital, Inc., Series J	7.13%	(b)	13,341,023
400,898	Digital Realty Trust, Inc., Series K	5.85%	(b)	11,169,018
420,021	Digital Realty Trust, Inc., Series L	5.20%	(b)	10,903,745
238,700	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (e)	6.00%	(b)	6,089,237
324,995	Global Net Lease, Inc., Series A	7.25%	(b)	8,638,367
8,626	Taubman Centers, Inc., Series J	6.50%	(b)	219,618
79,789	Urstadt Biddle Properties, Inc., Series H	6.25%	(b)	2,110,419
810,291	VEREIT, Inc., Series F	6.70%	(b)	20,662,421
				114,087,947
	Food Products – 1.1%
195,299	CHS, Inc., Series 1	7.88%	(b)	5,439,077
778,500	CHS, Inc., Series 2 (c)	7.10%	(b)	21,875,850
844,993	CHS, Inc., Series 3 (c)	6.75%	(b)	23,296,457
366,681	CHS, Inc., Series 4	7.50%	(b)	10,347,738
				60,959,122
	Gas Utilities – 0.2%
346,153	South Jersey Industries, Inc.	5.63%	09/16/79	9,159,208
102,930	Spire, Inc., Series A	5.90%	(b)	2,792,491
				11,951,699
	Insurance – 5.9%
1,127,384	Aegon Funding Co., LLC	5.10%	12/15/49	29,109,055
296,671	Allstate (The) Corp., Series H	5.10%	(b)	7,823,214
1,869,550	American Equity Investment Life Holding Co., Series A (c)	5.95%	(b)	49,094,383
211,856	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,480,754
250,540	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,399,137
42,321	Arch Capital Group Ltd., Series E	5.25%	(b)	1,097,807
19,958	Arch Capital Group Ltd., Series F	5.45%	(b)	530,683
68,337	Aspen Insurance Holdings Ltd.	5.63%	(b)	1,828,015
415,933	Aspen Insurance Holdings Ltd.	5.63%	(b)	10,955,675
1,154,559	Aspen Insurance Holdings Ltd. (c)	5.95%	(b)	32,777,930
105,747	Assured Guaranty Municipal Holdings, Inc.	6.25%	11/01/02	2,814,985
1,420,274	Athene Holding Ltd., Series A (c)	6.35%	(b)	40,619,836
11,079	Axis Capital Holdings Ltd., Series E	5.50%	(b)	289,051
846,232	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a)	5.10%	05/15/37	19,622,005
1,046,998	Enstar Group Ltd., Series D (c)	7.00%	(b)	30,342,002
567,412	Global Indemnity Ltd.	7.75%	08/15/45	14,707,319
459,677	Global Indemnity Ltd.	7.88%	04/15/47	12,659,505
276,703	National General Holdings Corp.	7.63%	09/15/55	7,235,784
122,623	National General Holdings Corp., Series C	7.50%	(b)	3,137,923

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
319,807	PartnerRe Ltd., Series H	7.25%	(b)	$8,689,156
265,320	Phoenix Cos. (The), Inc.	7.45%	01/15/32	4,576,770
935,706	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	27,603,327
				315,394,316
	Mortgage Real Estate Investment Trusts – 1.6%
523,748	AGNC Investment Corp., Series C (c)	7.00%	(b)	13,758,860
287,997	AGNC Investment Corp., Series D (c)	6.88%	(b)	7,522,482
50,020	AGNC Investment Corp., Series E (c)	6.50%	(b)	1,298,019
670,746	Annaly Capital Management, Inc., Series F (c)	6.95%	(b)	17,526,593
161,815	Annaly Capital Management, Inc., Series I (c)	6.75%	(b)	4,223,371
222,415	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(b)	6,094,171
178,928	Invesco Mortgage Capital, Inc., Series C (c)	7.50%	(b)	4,857,895
132,516	MFA Financial, Inc.	8.00%	04/15/42	3,465,293
368,640	Two Harbors Investment Corp., Series B (c)	7.63%	(b)	10,329,293
630,476	Two Harbors Investment Corp., Series C (c)	7.25%	(b)	16,795,881
				85,871,858
	Multi-Utilities – 1.7%
553,318	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	15,725,297
990,821	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	28,723,901
31,112	CMS Energy Corp.	5.88%	10/15/78	852,469
226,979	CMS Energy Corp.	5.88%	03/01/79	6,325,905
764,853	Integrys Holding, Inc. (c)	6.00%	08/01/73	21,224,671
552,614	Just Energy Group, Inc., Series A (c)	8.50%	(b)	5,669,819
336,000	NiSource, Inc., Series B (c)	6.50%	(b)	9,401,280
				87,923,342
	Oil, Gas & Consumable Fuels – 1.1%
580,706	Enbridge, Inc., Series B (c)	6.38%	04/15/78	15,801,010
14,055	Energy Transfer Operating L.P., Series C (c)	7.38%	(b)	345,472
58,833	Energy Transfer Operating L.P., Series D (c)	7.63%	(b)	1,462,000
955,797	Energy Transfer Operating L.P., Series E (c)	7.60%	(b)	24,086,084
675,703	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (a)	8.57%	01/15/43	17,885,859
				59,580,425
	Real Estate Management & Development – 0.3%
139,991	Brookfield Property Partners L.P., Series A-1	6.50%	(b)	3,723,761
471,774	Brookfield Property Partners L.P., Series A2	6.38%	(b)	12,530,317
				16,254,078
	Thrifts & Mortgage Finance – 0.5%
969,993	New York Community Bancorp, Inc., Series A (c)	6.38%	(b)	27,722,400
	Trading Companies & Distributors – 0.5%
893,285	Air Lease Corp., Series A (c)	6.15%	(b)	24,895,853
	Wireless Telecommunication Services – 0.7%
287,134	United States Cellular Corp.	7.25%	12/01/63	7,591,823
1,081,283	United States Cellular Corp.	7.25%	12/01/64	28,405,304
				35,997,127
	Total $25 Par Preferred Securities			1,380,720,802
	(Cost $1,320,475,409)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 1.2%
	Banks – 0.8%
67,736	AgriBank FCB (c)	6.88%	(b)	$7,366,290
62,100	CoBank ACB, Series F (c)	6.25%	(b)	6,675,750
119,830	CoBank ACB, Series G	6.13%	(b)	12,252,617
49,960	CoBank ACB, Series H (c)	6.20%	(b)	5,470,620
93,015	Farm Credit Bank of Texas (c) (f)	6.75%	(b)	10,092,128
				41,857,405
	Consumer Finance – 0.4%
343,986	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (a)	3.59%	(b)	20,253,896
	Total $100 Par Preferred Securities			62,111,301
	(Cost $60,792,220)
$1,000 PAR PREFERRED SECURITIES – 1.1%
	Banks – 0.8%
40,365	Farm Credit Bank of Texas, Series 1	10.00%	(b)	41,919,052
	Diversified Financial Services – 0.1%
5,500	Compeer Financial ACA (c) (f)	6.75%	(b)	6,022,500
	Diversified Telecommunication Services – 0.2%
10,000	Centaur Funding Corp. (f)	9.08%	04/21/20	10,296,250
	Total $1,000 Par Preferred Securities			58,237,802
	(Cost $64,073,940)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 68.6%
	Banks – 34.2%
$37,949,000	Australia & New Zealand Banking Group Ltd. (c) (f) (g)	6.75%	(b)	43,625,601
9,000,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (g)	6.13%	(b)	9,477,135
24,600,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (g)	6.50%	(b)	26,216,097
18,500,000	Banco Mercantil del Norte S.A. (c) (f) (g)	6.75%	(b)	20,186,737
9,000,000	Banco Mercantil del Norte S.A. (c) (f) (g)	7.50%	(b)	10,215,000
8,500,000	Banco Mercantil del Norte S.A. (c) (f) (g)	7.63%	(b)	9,543,588
10,600,000	Banco Mercantil del Norte S.A. (c) (f) (g)	5.75%	10/04/31	11,345,684
35,400,000	Banco Santander S.A. (c) (g) (h)	7.50%	(b)	39,492,275
18,750,000	Bank of America Corp., Series JJ (c)	5.13%	(b)	19,867,594
9,528,000	Bank of America Corp., Series X (c)	6.25%	(b)	10,618,432
89,190,000	Barclays PLC (c) (g) (h)	7.88%	(b)	96,769,545
76,850,000	Barclays PLC (c) (g)	8.00%	(b)	86,787,089
19,000,000	BBVA Bancomer S.A. (c) (f) (g)	5.88%	09/13/34	21,001,650
37,040,000	BNP Paribas S.A. (c) (f) (g)	6.63%	(b)	40,399,343
10,950,000	BNP Paribas S.A. (c) (f) (g)	7.38%	(b)	12,730,415
37,000,000	BNP Paribas S.A. (c) (f) (g)	7.63%	(b)	38,947,495
12,000,000	Citigroup, Inc. (c)	5.90%	(b)	12,819,120
4,750,000	Citigroup, Inc. (c)	5.95%	(b)	5,070,625
10,600,000	Citigroup, Inc., Series O (c)	5.88%	(b)	10,654,643
15,000,000	Citigroup, Inc., Series P (c)	5.95%	(b)	16,397,925
4,000,000	Citigroup, Inc., Series Q (c)	5.95%	(b)	4,070,860
13,323,000	Citigroup, Inc., Series R (c)	6.13%	(b)	13,734,681
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(b)	39,120,864
37,600,000	Citigroup, Inc., Series U (c)	5.00%	(b)	39,359,868
13,200,000	Citigroup, Inc., Series V (c)	4.70%	(b)	13,472,250
10,116,000	Citizens Financial Group, Inc., Series A (c)	5.50%	(b)	10,156,009
30,000,000	Citizens Financial Group, Inc., Series B (c)	6.00%	(b)	31,670,850

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$20,474,000	CoBank ACB, Series I (c)	6.25%	(b)	$22,722,045
38,310,000	Credit Agricole S.A. (c) (f) (g)	6.88%	(b)	42,311,288
50,100,000	Credit Agricole S.A. (c) (f) (g)	7.88%	(b)	57,099,321
2,000,000	Credit Agricole S.A. (c) (g) (h)	7.88%	(b)	2,279,414
41,400,000	Credit Agricole S.A. (c) (f) (g)	8.13%	(b)	50,330,394
27,713,000	Danske Bank A.S. (c) (g) (h)	6.13%	(b)	29,566,307
5,000,000	Danske Bank A.S. (c) (g) (h)	7.00%	(b)	5,583,715
3,600,000	DNB Bank ASA (c) (g) (h)	5.75%	(b)	3,615,300
7,650,000	Farm Credit Bank of Texas, Series 3 (c) (f)	6.20%	(b)	8,173,184
2,000,000	HBOS Capital Funding L.P. (h)	6.85%	(b)	2,052,168
37,119,000	HSBC Holdings PLC (c) (g)	6.38%	(b)	40,630,643
18,780,000	ING Groep N.V. (c) (g)	5.75%	(b)	20,119,671
8,048,000	ING Groep N.V. (c) (g)	6.00%	(b)	8,109,165
22,179,000	ING Groep N.V. (c) (g)	6.50%	(b)	24,506,686
47,583,000	ING Groep N.V. (c) (g) (h)	6.88%	(b)	51,032,767
46,425,000	Intesa Sanpaolo S.p.A. (c) (f) (g)	7.70%	(b)	52,086,297
21,300,000	JPMorgan Chase & Co., Series FF (c)	5.00%	(b)	22,294,603
32,800,000	JPMorgan Chase & Co., Series HH (c)	4.60%	(b)	33,470,760
14,740,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (a)	5.24%	(b)	14,854,309
54,828,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (a)	5.23%	(b)	55,329,402
18,651,000	JPMorgan Chase & Co., Series Z (c)	5.30%	(b)	18,786,873
8,500,000	Lloyds Bank PLC (c) (f)	12.00%	(b)	10,415,220
12,088,000	Lloyds Bank PLC (c) (h)	12.00%	(b)	14,811,668
19,000,000	Lloyds Banking Group PLC (c) (g)	6.75%	(b)	21,248,365
46,481,000	Lloyds Banking Group PLC (c) (g)	7.50%	(b)	52,171,436
17,600,000	Lloyds Banking Group PLC (c) (g)	7.50%	(b)	20,142,232
25,700,000	M&T Bank Corp., Series G (c)	5.00%	(b)	27,282,477
26,000,000	Nordea Bank Abp (c) (f) (g)	6.63%	(b)	29,352,570
11,821,000	Royal Bank of Scotland Group PLC (c) (g)	7.50%	(b)	12,113,865
46,025,000	Royal Bank of Scotland Group PLC (c) (g)	8.00%	(b)	53,787,346
47,400,000	Royal Bank of Scotland Group PLC (c) (g)	8.63%	(b)	51,276,135
2,400,000	Skandinaviska Enskilda Banken AB (c) (g) (h)	5.63%	(b)	2,505,533
37,600,000	Societe Generale S.A. (c) (f) (g)	7.38%	(b)	40,103,220
27,079,000	Societe Generale S.A. (c) (f) (g)	7.88%	(b)	30,618,090
20,000,000	Societe Generale S.A. (c) (g) (h)	7.88%	(b)	22,613,900
20,000,000	Standard Chartered PLC (c) (f) (g)	7.50%	(b)	21,443,700
25,000,000	Standard Chartered PLC (c) (f) (g)	7.75%	(b)	27,637,250
13,600,000	Swedbank AB (c) (g) (h)	6.00%	(b)	14,280,000
25,465,000	Truist Financial Corp., Series N (c)	4.80%	(b)	26,276,442
64,150,000	UniCredit S.p.A. (c) (g) (h)	8.00%	(b)	71,289,382
23,051,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (a)	5.66%	(b)	23,225,035
				1,831,299,553
	Capital Markets – 7.7%
18,736,000	Apollo Management Holdings L.P. (c) (f)	4.95%	01/14/50	19,239,802
33,400,000	Credit Suisse Group AG (c) (f) (g)	6.38%	(b)	37,060,139
5,175,000	Credit Suisse Group AG (c) (g) (h)	7.13%	(b)	5,585,067
9,000,000	Credit Suisse Group AG (c) (f) (g)	7.25%	(b)	10,210,005
53,531,000	Credit Suisse Group AG (c) (f) (g)	7.50%	(b)	60,821,815
34,200,000	Credit Suisse Group AG (c) (f) (g)	7.50%	(b)	37,707,039
29,453,000	E*TRADE Financial Corp., Series A (c)	5.88%	(b)	31,462,136
22,558,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(b)	22,730,907
54,467,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(b)	58,650,338
19,600,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(b)	20,495,622
16,400,000	Goldman Sachs Group (The), Inc., Series S (c)	4.40%	(b)	16,441,000

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$5,300,000	Morgan Stanley, Series J (c)	5.55%	(b)	$5,376,744
21,000,000	UBS Group AG (c) (g) (h)	6.88%	(b)	21,838,194
26,389,000	UBS Group AG (c) (g) (h)	6.88%	(b)	29,646,379
28,500,000	UBS Group AG (c) (f) (g)	7.00%	(b)	31,401,443
2,000,000	UBS Group AG (c) (g) (h)	7.13%	(b)	2,003,552
				410,670,182
	Consumer Finance – 0.1%
6,500,000	American Express Co., Series C (c)	4.90%	(b)	6,506,370
	Diversified Financial Services – 0.5%
25,571,000	Voya Financial, Inc. (c)	5.65%	05/15/53	27,213,809
	Diversified Telecommunication Services – 1.0%
13,882,000	Koninklijke KPN N.V. (c) (f)	7.00%	03/28/73	15,329,129
32,910,000	Koninklijke KPN N.V. (c) (h)	7.00%	03/28/73	36,340,703
				51,669,832
	Electric Utilities – 5.3%
21,410,000	Duke Energy Corp. (c)	4.88%	(b)	22,739,668
121,043,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	139,434,879
83,805,000	Enel S.p.A. (c) (f)	8.75%	09/24/73	99,107,793
9,683,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (a)	4.63%	03/30/67	9,489,776
14,345,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	15,025,042
				285,797,158
	Energy Equipment & Services – 1.6%
10,000,000	Transcanada Trust (c)	5.63%	05/20/75	10,542,450
38,000,000	Transcanada Trust (c)	5.50%	09/15/79	41,015,110
30,442,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	33,082,691
				84,640,251
	Food Products – 2.1%
6,700,000	Dairy Farmers of America, Inc. (i)	7.13%	(b)	6,189,695
23,748,000	Land O’Lakes Capital Trust I (i)	7.45%	03/15/28	26,716,500
37,821,000	Land O’Lakes, Inc. (f)	7.00%	(b)	34,866,234
12,720,000	Land O’Lakes, Inc. (f)	7.25%	(b)	12,095,893
31,000,000	Land O’Lakes, Inc. (f)	8.00%	(b)	31,310,000
				111,178,322
	Independent Power & Renewable Electricity Producers – 0.3%
13,400,000	AES Gener S.A. (c) (f)	6.35%	10/07/79	14,016,400
	Insurance – 6.3%
25,677,000	Asahi Mutual Life Insurance Co. (c) (h)	6.50%	(b)	27,900,157
18,150,000	Asahi Mutual Life Insurance Co. (c) (h)	7.25%	(b)	19,556,625
36,200,000	Assurant, Inc. (c)	7.00%	03/27/48	41,021,300
18,300,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	18,966,856
8,983,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (a)	4.29%	05/15/37	8,701,248
13,700,000	Fortegra Financial Corp. (c) (i)	8.50%	10/15/57	15,367,907
4,020,000	Fukoku Mutual Life Insurance Co. (c) (h)	6.50%	(b)	4,502,400
38,206,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (f)	4.03%	02/12/47	36,839,944
6,230,000	La Mondiale SAM (c) (h)	5.88%	01/26/47	6,935,049
13,825,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (a)	4.26%	05/17/66	12,466,625
26,322,000	MetLife, Inc., Series C (c)	5.25%	(b)	26,570,085
25,440,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (f)	7.00%	03/15/72	27,932,993

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$6,112,000	Principal Financial Group, Inc. (c)	4.70%	05/15/55	$6,145,585
4,435,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	4,803,863
9,000,000	QBE Capital Funding III Ltd. (c) (f)	7.25%	05/24/41	9,470,790
21,900,000	QBE Insurance Group Ltd. (c) (f)	7.50%	11/24/43	24,791,895
605,000	QBE Insurance Group Ltd. (c) (h)	7.50%	11/24/43	684,890
19,299,000	QBE Insurance Group Ltd. (c) (h)	6.75%	12/02/44	21,695,839
16,200,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (a)	4.56%	12/15/65	15,552,000
3,655,000	Sumitomo Life Insurance Co. (c) (f)	6.50%	09/20/73	4,109,116
6,000,000	VIVAT N.V. (c) (h)	6.25%	(b)	6,157,440
				340,172,607
	Metals & Mining – 1.3%
11,673,000	BHP Billiton Finance USA Ltd. (c) (f)	6.25%	10/19/75	11,981,692
49,373,000	BHP Billiton Finance USA Ltd. (c) (f)	6.75%	10/19/75	58,099,431
				70,081,123
	Multi-Utilities – 2.9%
51,623,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(b)	55,014,373
3,871,000	Dominion Energy, Inc., Series 06-A, 3 Mo. LIBOR + 2.83% (a)	4.79%	06/30/66	3,800,335
19,300,000	Dominion Energy, Inc., Series B (c)	4.65%	(b)	20,034,655
74,970,000	NiSource, Inc. (c)	5.65%	(b)	78,380,385
				157,229,748
	Oil, Gas & Consumable Fuels – 3.8%
26,675,000	DCP Midstream Operating L.P. (c) (f)	5.85%	05/21/43	25,099,441
15,367,000	Enbridge, Inc. (c)	5.50%	07/15/77	15,970,078
37,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	40,450,435
48,888,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	52,395,470
32,460,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (a)	4.93%	11/01/66	26,863,896
19,400,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (a)	4.68%	06/01/67	18,978,147
21,725,000	Enterprise Products Operating LLC, Series D (c)	4.88%	08/16/77	21,828,085
				201,585,552
	Trading Companies & Distributors – 0.8%
40,900,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	43,835,598
	Transportation Infrastructure – 0.7%
33,700,000	AerCap Global Aviation Trust (c) (f)	6.50%	06/15/45	37,578,870
	Total Capital Preferred Securities			3,673,475,375
	(Cost $3,533,197,500)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.3%
	Insurance – 0.3%
14,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	14,433,983
	(Cost $13,974,607)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.6%
	Capital Markets – 0.6%
250,369	Invesco Ultra Short Duration ETF	12,621,101
199,876	iShares Short Maturity Bond ETF	10,069,753

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (Continued)
	Capital Markets (Continued)
250,036	iShares Ultra Short-Term Bond ETF	$12,616,817
	Total Exchange-Traded Funds	35,307,671
	(Cost $35,305,819)
	Total Investments – 97.6%	5,224,286,934
	(Cost $5,027,819,495) (j)
	Net Other Assets and Liabilities – 2.4%	128,311,838
	Net Assets – 100.0%	$5,352,598,772

(a)	Floating or variable rate security.
(b)	Perpetual maturity.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $1,243,046,789 or 23.2% of net assets.
(g)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2020, securities noted as such amounted to $1,560,865,279 or 29.2% of net assets. Of these securities, 4.6% originated in emerging markets, and 95.4% originated in foreign markets.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $223,992,168 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,524,729. The net unrealized appreciation was $196,467,439.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 315,394,316	$ 281,315,650	$ 34,078,666	$ —
Mortgage Real Estate Investment Trusts	85,871,858	81,648,487	4,223,371	—
Multi-Utilities	87,923,342	66,698,671	21,224,671	—
Other industry categories*	891,531,286	891,531,286	—	—
$100 Par Preferred Securities:
Banks	41,857,405	—	41,857,405	—
Consumer Finance	20,253,896	20,253,896	—	—
$1,000 Par Preferred Securities*	58,237,802	—	58,237,802	—
Capital Preferred Securities*	3,673,475,375	—	3,673,475,375	—
Corporate Bonds and Notes*	14,433,983	—	14,433,983	—
Exchange-Traded Funds*	35,307,671	35,307,671	—	—
Total Investments	$ 5,224,286,934	$ 1,376,755,661	$ 3,847,531,273	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-08/10/17	$6,700,000	$92.38	$6,788,500	$6,189,695	0.11%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	13,700,000	112.17	13,718,996	15,367,906	0.29
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/09/18	23,748,000	112.50	26,147,421	26,716,500	0.50
				$46,654,917	$48,274,101	0.90%